Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of main assumptions

	Commercial Bank
	2023	2022	2021
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years	5 years
Perpetual growth rate (1)	5.4%	5.1%	4.8%
Pre-tax discount rate (2)	20.3%	20.1%	18.8%
Discount rate (2)	13.0%	12.9%	12.3%
(1)	Cash flow projections are based on the internal budget and management’s growth plans, taking into account historical data, expectations, and market conditions, including industry growth, interest rates, and inflation rates.
(2)	The discount rate is determined based on the Capital Asset Pricing Model (CAPM).

Schedule of breakdown

In BRL thousands	2023	2022	2021

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	160,770	160,771	305,937
EmDia Serviços Especializados em Cobranças Ltda.	184,447	236,626	237,663
Olé Consignado (Atual Denominação Social do Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590	32,613
Return Capital S.A. (atual denominação social da Ipanema Empreendimentos e Participações S.A.)	41,324	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,381
Paytec Tecnologia em Pagamentos Ltda.	-	-	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	5,271	5,271
Banco PSA Finance Brasil S.A.	-	1,557	1,557
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	9,777	-
Monetus Investimentos S.A.	39,919	39,919	-
Mobills Labs Soluções em Tecnologia LTDA	39,589	39,589	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135	-
Total	27,852,568	27,889,327	27,915,469

Schedule of changes of goodwill

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	27,889,327	27,915,469	28,360,137
Acquisitions (write-offs):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	-	(1,039,304)
Toro Corretora de Títulos e Valores Mobiliários Ltda.	-	(145,167)	305,937
EmDia Serviços Especializados em Cobranças Ltda.	(52,180)	(1,036)	237,663
Solution 4Fleet Consultoria Empresarial S.A.	-	(23)	32,613
Paytec Tecnologia em Pagamentos Ltda.	-	(11,336)	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	-	-	5,271
Apê11 Tecnologia e Negócios Imobiliários S.A.	-	9,777	-
Monetus Investimentos S.A.	-	39,919	-
Mobills Labs Soluções em Tecnologia Ltda.	-	39,589	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	-	42,135	-
Banco PSA Finance Brasil S.A.	(1,557)	-	-
Others	16,978	-	1,816
Banco ABN Amro Real S.A. (Banco Real)	-	-	1,816
Return Capital S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	16,978	-	-
Balance at the end of the fiscal year	27,852,568	27,889,327	27,915,469